Statement of Condition- Popular, Inc. (Parenthetical) (Detail) (Popular, Inc. Holding Co., USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Popular, Inc. Holding Co.
Assets [Abstract]
Held To Maturity Securities Intercompany	$ 0	$ 185,000
Cash Due From Bank Subsidiary	10,411	915
Investment securities available-for-sale due from affiliate	0	38,675
Other Investment Securities From Affiliates	9,725	9,725
Other assets due from subsidiaries and affiliate	1,085	2,007
Other liabilities due to subsidiaries and affiliate	$ 929	$ 1,558